UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Perceptive Advisors LLC
Address:       7284 West Palmetto Park Road, Suite 301
               Boca Raton, FL 33433

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Andrew C. Sankin
Title:         Chief Operating Officer
Phone:         561-391-7770

Signature, Place, and Date of Signing:

/s/ Andrew C. Sankin                Boca Raton, FL            November 14, 2005
--------------------------------------------------------------------------------
   [Signature]                      [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)
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

                                  Title Of                   Fair Market     Shares/     SH/  Put/   Other     Investment    Voting
NAME OF ISSUER                    Class               Cusip  Value (x1000) Prn Amount    PRN  Call   Managers  Discretion  Authority

ACADIA PHARMACEUTICALS INC        COM               004225108    13,233     1,163,868     SH           N/A        SOLE        SOLE
ALEXION PHARMACEUTICALS INC       COM               015351109     1,244        45,000     SH           N/A        SOLE        SOLE
ALLOS THERAPEUTICS INC            COM               019777101       220        90,000     SH           N/A        SOLE        SOLE
AMERICAN PHARMACEUTICALS PTN      COM               02886P9V3         9        27,000          PUT     N/A        SOLE        SOLE
AMGEN INC                         COM               031162100    65,168       817,968     SH           N/A        SOLE        SOLE
AMGEN INC                         COM               031162100       717         9,000     SH           N/A        SOLE        SOLE
AMYLIN PHARMACEUTICALS INC        COM               032346108       522        15,000     SH           N/A        SOLE        SOLE
ANDRX CORP DEL                    ANDRX GROUP       0345539V1         4        36,000          PUT     N/A        SOLE        SOLE
ANTARES PHARMA INC                COM               036642106     1,000     1,000,000     SH           N/A        SOLE        SOLE
ARENA PHARMACEUTICALS INC         COM               040047102       891        90,000     SH           N/A        SOLE        SOLE
ARIAD PHARMACEUTICALS INC         COM               04033A100    15,251     2,052,600     SH           N/A        SOLE        SOLE
ARRAY BIOPHARMA INC               COM               04269X105     5,949       828,614     SH           N/A        SOLE        SOLE
AUXILIUM PHARMACEUTICALS INC      COM               05334D107       607       121,860     SH           N/A        SOLE        SOLE
BIOCRYST PHARMACEUTICALS          COM               09058V103       147        15,000     SH           N/A        SOLE        SOLE
BIOCRYST PHARMACEUTICALS          COM               09058V103     1,012       103,500     SH           N/A        SOLE        SOLE
BIOENVISION INC                   COM               09059N100     9,018     1,123,067     SH           N/A        SOLE        SOLE
BIOGEN IDEC INC                   COM               09062X103    15,567       394,300     SH           N/A        SOLE        SOLE
BIOGEN IDEC INC                   COM               09062X103       355         9,000     SH           N/A        SOLE        SOLE
BOSTON SCIENTIFIC CORP            COM               101137107     2,103        90,000     SH           N/A        SOLE        SOLE
CAMBRIDGE ANTIBODY TECH GP        SPONSORED ADR     132148107     2,763       210,791     SH           N/A        SOLE        SOLE
CELGENE CORP                      COM               151020104    29,121       536,100     SH           N/A        SOLE        SOLE
CELGENE CORP                      COM               151020104       489         9,000     SH           N/A        SOLE        SOLE
CELGENE CORP                      COM               1510209M8       108        45,000          PUT     N/A        SOLE        SOLE
CELGENE CORP                      COM               1510209M8       182        45,000          PUT     N/A        SOLE        SOLE
CELGENE CORP                      COM               1510209V8        14        27,000          PUT     N/A        SOLE        SOLE
CHARTERMAC                        SH BEN INT        160908109     7,991       389,800     SH           N/A        SOLE        SOLE
CHIRON CORP                       COM               1700409V3         8        40,500          PUT     N/A        SOLE        SOLE
CYBERONICS INC                    COM               23251P102     2,381        79,760     SH           N/A        SOLE        SOLE
CYBERONICS INC                    COM               23251P102     9,843       329,754     SH           N/A        SOLE        SOLE
CYBERONICS INC                    COM               23251P9J3         3        27,000         CALL     N/A        SOLE        SOLE
CYBERONICS INC                    COM               23251P9M6       296        63,000          PUT     N/A        SOLE        SOLE
CYBERONICS INC                    COM               23251P9M6       119        90,000          PUT     N/A        SOLE        SOLE
CYBERONICS INC                    COM               23251P9M6       184        54,000          PUT     N/A        SOLE        SOLE
CYBERONICS INC                    COM               23251P9M6       196        90,000          PUT     N/A        SOLE        SOLE
CYPRESS BIOSCIENCES INC           COM PAR $.02      232674507        49         9,000     SH           N/A        SOLE        SOLE
CYPRESS BIOSCIENCES INC           COM PAR $.02      232674507       243        45,000     SH           N/A        SOLE        SOLE
CYPRESS BIOSCIENCES INC           COM PAR $.02      2326749J2         4       162,000         CALL     N/A        SOLE        SOLE
CYPRESS BIOSCIENCES INC           COM PAR $.02      2326749J2         1        45,000         CALL     N/A        SOLE        SOLE
DENTSPLY INTL INC NEW             COM               249030107       875        16,200     SH           N/A        SOLE        SOLE





DYNAVAX TECHNOLOGIES CORP         COM               268158102     1,210       180,611     SH           N/A        SOLE        SOLE
ENZON PHARMACEUTICALS INC         NOTE  4.500% 7/0  293904AB4    31,953    35,210,000    PRN           N/A        SOLE        SOLE
ENZON PHARMACEUTICALS INC         COM               293904108       535        81,100     SH           N/A        SOLE        SOLE
GENENTECH INC                     COM NEW           3P299W9W3       104        90,000          PUT     N/A        SOLE        SOLE
GENENTECH INC                     COM NEW           3P299W9W3       106        45,000          PUT     N/A        SOLE        SOLE
GENENTECH INC                     COM NEW           3P299W9X1        80        45,000          PUT     N/A        SOLE        SOLE
ISHARES TR                        NASDQ BIO INDX    30699W9W4        14        27,000          PUT     N/A        SOLE        SOLE
FISHER SCIENTIFIC INTL INC        COM NEW           3380329O5       101        45,000          PUT     N/A        SOLE        SOLE
FIVE STAR QUALITY CARE INC        COM               33832D106       745       108,000     SH           N/A        SOLE        SOLE
GENENTECH INC                     COM NEW           368710406    44,648       530,200     SH           N/A        SOLE        SOLE
GENZYME CORP                      COM               372917104    43,815       611,603     SH           N/A        SOLE        SOLE
GENZYME CORP                      COM               3729179V8        12        45,000          PUT     N/A        SOLE        SOLE
GERON CORP                        COM               374163103     1,664       162,000     SH           N/A        SOLE        SOLE
GILEAD SCIENCES INC               COM               375558103    15,068       309,020     SH           N/A        SOLE        SOLE
GILEAD SCIENCES INC               COM               3755589V7         3        27,000          PUT     N/A        SOLE        SOLE
GUIDANT CORP                      COM               4016989V9        65        45,000          PUT     N/A        SOLE        SOLE
HUMAN GENOME SCIENCES INC         COM               444903108     4,036       297,000     SH           N/A        SOLE        SOLE
ID BIOMEDICAL CORP                COM               44936D9O8         6        27,000          PUT     N/A        SOLE        SOLE
IMCLONE SYS INC                   COM               45245W109     3,805       121,000     SH           N/A        SOLE        SOLE
IMCLONE SYS INC                   COM               45245W109       566        18,000     SH           N/A        SOLE        SOLE
IMCLONE SYS INC                   COM               45245W9W1        11        36,000          PUT     N/A        SOLE        SOLE
IMMTECH INTL INC                  COM               4525199X1         3         9,000          PUT     N/A        SOLE        SOLE
IMMTECH INTL INC                  COM               4525199X1        88       234,000          PUT     N/A        SOLE        SOLE
IMMTECH INTL INC                  COM               4525199X1         3         9,000          PUT     N/A        SOLE        SOLE
IMMUCOR INC                       COM               4525269X6        14        27,000          PUT     N/A        SOLE        SOLE
INDEVUS PHARMACEUTICALS INC       NOTE  6.250% 7/1  454072AB5     1,042     1,250,000    PRN           N/A        SOLE        SOLE
INSITE VISION INC                 COM               457660108       259       405,000     SH           N/A        SOLE        SOLE
INTERMUNE INC                     COM               45884X103       745        45,000     SH           N/A        SOLE        SOLE
INTERMUNE INC                     COM               45884X103     3,308       199,900     SH           N/A        SOLE        SOLE
INTERMUNE INC                     COM               45884X103     5,840       352,900     SH           N/A        SOLE        SOLE
INTERMUNE INC                     COM               45884X103       149         9,000     SH           N/A        SOLE        SOLE
INTERMUNE INC                     COM               45884X9M7        15        18,000          PUT     N/A        SOLE        SOLE
ISIS PHARMACEUTICALS INC          COM               464330109       662       131,000     SH           N/A        SOLE        SOLE
ISIS PHARMACEUTICALS INC          COM               464330109     1,863       369,000     SH           N/A        SOLE        SOLE
ISIS PHARMACEUTICALS INC DEL      NOTE  5.500% 5/0  464337AC8     4,957     5,625,000    PRN           N/A        SOLE        SOLE
ISOLAGEN INC                      COM               46488N103       774       469,105     SH           N/A        SOLE        SOLE
KOSAN BIOSCIENCES INC             COM               50064W107     1,218       167,510     SH           N/A        SOLE        SOLE
KOSAN BIOSCIENCES INC             COM               50064W107    10,216     1,405,166     SH           N/A        SOLE        SOLE
KOSAN BIOSCIENCES INC             COM               50064W107       131        18,000     SH           N/A        SOLE        SOLE
LIFEPOINT HOSPITALS INC           COM               53219L109     2,755        63,000     SH           N/A        SOLE        SOLE
MGI PHARMA INC                    COM               552880106     6,860       295,200     SH           N/A        SOLE        SOLE
MGI PHARMA INC                    COM               5528809V0       173        90,000          PUT     N/A        SOLE        SOLE




MEDICURE INC                      COM               58469E101        27        27,000     SH           N/A        SOLE        SOLE
MEDICIS PHARMACEUTICAL CORP       CL A NEW          584690309     9,377       288,000     SH           N/A        SOLE        SOLE
MEDIMMUNE INC                     COM               584699102     1,817        54,000     SH           N/A        SOLE        SOLE
MEDTRONIC INC                     COM               585055106    10,375       193,500     SH           N/A        SOLE        SOLE
MEDTRONIC INC                     COM               5850559W8       207        90,000          PUT     N/A        SOLE        SOLE
MYOGEN INC                        COM               62856E104       705        30,000     SH           N/A        SOLE        SOLE
MYOGEN INC                        COM               62856E104    14,342       610,300     SH           N/A        SOLE        SOLE
MYOGEN INC                        COM               62856E104       212         9,000     SH           N/A        SOLE        SOLE
NEUROCHEM INC                     COM               64125K101     1,589       126,000     SH           N/A        SOLE        SOLE
NITROMED INC                      COM               6547989J8         8        18,000         CALL     N/A        SOLE        SOLE
NUVELO INC                        COM NEW           67072M301       528        55,000     SH           N/A        SOLE        SOLE
NUVELO INC                        COM NEW           67072M301       259        27,000     SH           N/A        SOLE        SOLE
NUVELO INC                        COM NEW           67072M301       547        57,000     SH           N/A        SOLE        SOLE
NUVELO INC                        COM NEW           67072M301       432        45,000     SH           N/A        SOLE        SOLE
NUVELO INC                        COM NEW           67072M301       285        29,700     SH           N/A        SOLE        SOLE
ONYX PHARMACEUTICALS INC          COM               683399109     1,124        45,000     SH           N/A        SOLE        SOLE
OSTEOTECH INC                     COM               688582105     1,012       176,590     SH           N/A        SOLE        SOLE
OSTEOTECH INC                     COM               688582105     1,324       230,987     SH           N/A        SOLE        SOLE
PENWEST PHARMACEUTICALS CO        COM               709754105     1,281        73,050     SH           N/A        SOLE        SOLE
PHARMACOPEIA DRUG DISCVRY IN      COM               7171EP101       514       144,000     SH           N/A        SOLE        SOLE
POZEN INC                         COM               73941U102       692        63,000     SH           N/A        SOLE        SOLE
PROGENICS PHARMACEUTICALS IN      COM               743187106    44,281     1,867,594     SH           N/A        SOLE        SOLE
PROTEIN DESIGN LABS INC           COM               74369L103     1,134        40,500     SH           N/A        SOLE        SOLE
PROTEIN DESIGN LABS INC           COM               74369L103    14,326       511,650     SH           N/A        SOLE        SOLE
PROTEIN DESIGN LABS INC           COM               74369L9V7        43        18,000          PUT     N/A        SOLE        SOLE
PROTEIN DESIGN LABS INC           COM               74369L9W5        29        45,000          PUT     N/A        SOLE        SOLE
RENOVIS INC                       COM               7598859V0        33       100,200          PUT     N/A        SOLE        SOLE
RENOVIS INC                       COM               7598859V0        75        45,000          PUT     N/A        SOLE        SOLE
SPDR TR                           UNIT SER 1        78462F103    11,074        90,000     SH           N/A        SOLE        SOLE
SCHERING PLOUGH CORP              PFD CONV MAND     806605606       976        18,000     SH           N/A        SOLE        SOLE
SHIRE PHARMACEUTICALS GRP PL      SPONSORED ADR     82481R106       555        15,000     SH           N/A        SOLE        SOLE
TEVA PHARMACEUTICAL INDS LTD      ADR               881624209     7,309       218,700     SH           N/A        SOLE        SOLE
UNITED THERAPEUTICS CORP DEL      COM               91307C9W4        60        45,000          PUT     N/A        SOLE        SOLE
VERTEX PHARMACEUTICALS INC        COM               92532F100     3,708       165,888     SH           N/A        SOLE        SOLE
VICURON PHARMACEUTICALS INC       COM               9264719X3         5        36,000          PUT     N/A        SOLE        SOLE
VION PHARMACEUTICALS INC          COM               927624106       391       180,000     SH           N/A        SOLE        SOLE
VION PHARMACEUTICALS INC          COM               927624106       697       321,117     SH           N/A        SOLE        SOLE
VIROPHARMA INC                    NOTE  6.000% 3/0  928241AC2    17,386    17,495,000    PRN           N/A        SOLE        SOLE
WELLPOINT INC                     COM               94973V107    41,549       548,000     SH           N/A        SOLE        SOLE

                               120 Records                     567,797


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         120
Form 13F Information Table Value Total:         $567,797
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE